ACCRUED EXPENSES	12 Months Ended
Oct. 31, 2010
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
4. ACCRUED EXPENSES:

The following table represents the major components of accrued expenses:

	October 31, 2010	October 31, 2009
Salaries and other compensation	$500,927	$768,552
Sponsored Research Agreement	119,698	119,698
Consultants	18,000	29,000
Other	8,500	-
	$647,125	$917,250